As filed with the Securities and Exchange Commission on December 31, 1996
                                                              File Nos. 33-81754
                                                                        811-8646

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 9

                           JURIKA & VOYLES FUND GROUP
             (Exact Name of Registrant as Specified in its Charter)

                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                     (Address of Principal Executive Office)

                                 (800) 852-1991
              (Registrant's Telephone Number, Including Area Code)

                                  KARL O. MILLS
                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                     (Name and Address of Agent for Service)
                            -------------------------


             It is proposed that this filing will become effective:

             _x_ immediately upon filing pursuant to Rule 485(b) ___ on _______________, pursuant to Rule 485(b)
             ___ 60 days after filing pursuant to Rule 485(a)(1)
             ___ 75 days after filing pursuant to Rule 485(a)(2)
             ___ on  _______________, pursuant to Rule 485(a)


         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996 was filed August 23, 1996.


                                   ----------

                     Please Send Copy of Communications to:

STEVEN J. PAGGIOLI, ESQ.                       DAVID A. HEARTH, ESQ.
Investment Company Administration              Heller, Ehrman, White & McAuliffe
Corporation                                    333 Bush Street
479 W. 22nd Street                             San Francisco, California  94104
New York, New York   10011                     (415) 772-6000
(212) 633-9700

                           JURIKA & VOYLES FUND GROUP

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Part C Other Information

         Signature Page

Item 32.  Undertakings.

                  (a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(C) of the Investment Company Act of 1940, as amended.

                        Registrant also undertakes to provide updated financial statements for the Small Cap Fund within four to six months after the effective date of the Registrant's registration statement with respect to that series.


                  [Remainder of Page Intentionally Left Blank]

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakland, and State of California on the 31st day of December 1996.


                                   JURIKA & VOYLES FUND GROUP



                                   By:  William K. Jurika*
                                   -------------------------------
                                        William K. Jurika
                                        Chairman and Principal Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


William K. Jurika*            Principal Executive             December 31, 1996
------------------            Officer and Trustee
William K. Jurika


Karl O. Mills*                Principal Financial             December 31, 1996
--------------                and Accounting
Karl O. Mills                 Officer and Trustee


Darlene T. DeRemer*           Trustee                         December 31, 1996
-------------------
Darlene T. DeRemer

Bruce M. Mowat*               Trustee                         December 31, 1996
---------------
Bruce M. Mowat

Robert E. Bond*               Trustee                         December 31, 1996
---------------
Robert E. Bond

                              Trustee                         December 31, 1996
------------------------
William H. Plageman, Jr.

                              Trustee                         December 31, 1996
------------------------
Judy G. Barber

                              Trustee                         December 31, 1996
------------------------
Paul R. Witkay


*  By:  /s/ Eric M. Banhazl
        -------------------
         Eric M. Banhazl,
         pursuant to Power of Attorney
         previously filed